Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2020
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities
14.	Accounts payable and accrued liabilities

	Note	2020	2019

Trade payables		$17,510	$13,106

Accrued liabilities and other payables		13,911	15,028

Salaries and benefits due to key management personnel	28	776	555

Employee salaries and benefits payable		724	473

Liability related to deferred stock unit plan	20(b)	508	625

Accrued interest payable on convertible unsecured senior notes	17	1,386	1,386

		$34,815	$31,173